UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File number: 811-4321

JPMorgan Value Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

1101 Vermont Avenue, NW
Washington, DC 20005
(Address of principal executive offices)

Jeffrey L. Steele
President
JPMorgan Value Opportunities Fund, Inc.
1101 Vermont Avenue, NW
Washington, DC 20005
(Name and address of agent for service)

Copies to:
Julian E. Markham, Esq.
Thompson, O'Donnell
1212 New York Avenue, Suite 1000, NW
Washington, DC 20005
(Counsel for the registrant)

Registrant's telephone number, including area code:   (202) 842-5665

Date of fiscal year end: June 30, 2012

Date of reporting period: September 30, 2011

ITEM	ITEM 1. Schedule of Investments.

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Common Stocks — 98.0%
	Consumer Discretionary — 8.8%
	Auto Components — 1.1%
124	Johnson Controls, Inc.	3,261
44	TRW Automotive Holdings Corp. (a)	1,440

		4,701
	Automobiles — 0.8%
176	General Motors Co. (a)	3,560

	Media — 5.3%
283	CBS Corp., Class B	5,759
149	Comcast Corp., Class A	3,104
106	DIRECTV, Class A (a)	4,478
44	DISH Network Corp., Class A (a)	1,113
237	Time Warner, Inc.	7,103
29	Walt Disney Co. (The)	888
		22,445
	Multiline Retail — 1.1%
49	Kohl's Corp.	2,396
51	Target Corp.	2,481
		4,877
	Specialty Retail — 0.5%
38	Bed Bath & Beyond, Inc. (a)	2,155
	Total Consumer Discretionary	37,738

	Consumer Staples — 4.9%
	Beverages — 0.5%
33	Coca-Cola Co. (The)	2,243

	Food & Staples Retailing — 1.9%
242	CVS Caremark Corp.	8,115

	Food Products — 0.9%
109	Kraft Foods, Inc., Class A	3,653

	Household Products — 1.6%
107	Procter & Gamble Co. (The)	6,762
	Total Consumer Staples	20,773

	Energy — 12.3%
	Oil, Gas & Consumable Fuels — 12.3%
73	Anadarko Petroleum Corp.	4,597
39	Apache Corp.	3,141
183	Chevron Corp.	16,928
179	ConocoPhillips	11,303
55	Devon Energy Corp.	3,071
60	Marathon Oil Corp.	1,295
108	Occidental Petroleum Corp.	7,702
187	Williams Cos., Inc. (The)	4,560
	Total Energy	52,597

	Financials — 27.0%
	Capital Markets — 3.7%
37	Goldman Sachs Group, Inc. (The)	3,524
274	Morgan Stanley	3,703
217	State Street Corp.	6,965

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Capital Markets — Continued
96	TD Ameritrade Holding Corp.	1,413
		15,605
	Commercial Banks — 5.9%
248	Fifth Third Bancorp	2,502
515	Huntington Bancshares, Inc.	2,472
140	U.S. Bancorp	3,304
699	Wells Fargo & Co.	16,869
		25,147
	Consumer Finance — 1.2%
133	Capital One Financial Corp.	5,259

	Diversified Financial Services — 5.1%
738	Bank of America Corp.	4,514
486	Citigroup, Inc.	12,443
229	KKR Financial Holdings LLC	1,701
183	North American Financial Holdings, Inc., Class A (a) (e) (f) (i)	3,208
		21,866
	Insurance — 10.3%
125	ACE Ltd., (Switzerland)	7,600
206	Aflac, Inc.	7,196
114	Berkshire Hathaway, Inc., Class B (a)	8,113
27	Everest Re Group Ltd., (Bermuda)	2,103
293	MetLife, Inc.	8,196
226	Prudential Financial, Inc.	10,607
		43,815
	Real Estate Investment Trusts (REITs) — 0.8%
213	Annaly Capital Management, Inc.	3,535
	Total Financials	115,227

	Health Care — 15.6%
	Biotechnology — 2.0%
44	Biogen Idec, Inc. (a)	4,061
69	Celgene Corp. (a)	4,250
		8,311
	Health Care Equipment & Supplies — 2.1%
177	Covidien plc, (Ireland)	7,802
34	St. Jude Medical, Inc.	1,216
		9,018
	Health Care Providers & Services — 5.3%
50	Humana, Inc.	3,600
67	McKesson Corp.	4,874
200	UnitedHealth Group, Inc.	9,224
77	WellPoint, Inc.	5,026
		22,724
	Pharmaceuticals — 6.2%
45	Abbott Laboratories	2,311
38	Johnson & Johnson	2,395
410	Merck & Co., Inc.	13,396
474	Pfizer, Inc.	8,375
		26,477
	Total Health Care	66,530

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Common Stocks — Continued
	Industrials — 7.7%
	Aerospace & Defense — 0.9%
33	Honeywell International, Inc.	1,466
37	United Technologies Corp.	2,611
		4,077
	Industrial Conglomerates — 2.2%
305	General Electric Co.	4,644
116	Tyco International Ltd., (Switzerland)	4,740
		9,384
	Machinery — 2.0%
52	Eaton Corp.	1,853
33	Joy Global, Inc.	2,030
51	Navistar International Corp. (a)	1,638
46	Parker Hannifin Corp.	2,922
		8,443
	Road & Rail — 2.6%
292	Hertz Global Holdings, Inc. (a)	2,596
106	Norfolk Southern Corp.	6,468
24	Union Pacific Corp.	1,923
		10,987
	Total Industrials	32,891

	Information Technology — 11.0%
	Communications Equipment — 2.0%
558	Cisco Systems, Inc.	8,650

	Computers & Peripherals — 1.8%
11	Apple, Inc. (a)	4,307
151	Hewlett-Packard Co.	3,399
		7,706
	Electronic Equipment, Instruments & Components — 1.5%
56	Arrow Electronics, Inc. (a)	1,567
85	Avnet, Inc. (a)	2,206
26	Corning, Inc.	320
81	TE Connectivity Ltd., (Switzerland)	2,268
		6,361
	IT Services — 1.0%
6	MasterCard, Inc., Class A	2,030
140	Western Union Co. (The)	2,144
		4,174
	Semiconductors & Semiconductor
	Equipment — 2.4%
101	Broadcom Corp., Class A (a)	3,349
176	Intel Corp.	3,743
75	Marvell Technology Group Ltd., (Bermuda) (a)	1,091
73	Xilinx, Inc.	2,009
		10,192
	Software — 2.3%
283	Microsoft Corp.	7,055
101	Oracle Corp.	2,906
		9,961
	Total Information Technology	47,044

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Materials — 3.0%
	Chemicals — 1.5%
58	Dow Chemical Co. (The)	1,302
132	E.I. du Pont de Nemours & Co.	5,268
		6,570
	Containers & Packaging — 0.9%
63	Ball Corp.	1,945
64	Crown Holdings, Inc. (a)	1,959
		3,904
	Metals & Mining — 0.6%
250	Alcoa, Inc.	2,388
	Total Materials	12,862

	Telecommunication Services — 3.4%
	Diversified Telecommunication Services — 2.9%
329	Verizon Communications, Inc.	12,118

	Wireless Telecommunication Services — 0.5%
739	Sprint Nextel Corp. (a)	2,247
	Total Telecommunication Services	14,365

	Utilities — 4.3%
	Electric Utilities — 1.6%
84	NextEra Energy, Inc.	4,511
85	NV Energy, Inc.	1,245
23	Progress Energy, Inc.	1,174
		6,930
	Gas Utilities — 0.6%
67	AGL Resources, Inc.	2,721

	Multi-Utilities — 1.5%
111	CenterPoint Energy, Inc.	2,185
77	Sempra Energy	3,976
		6,161
	Water Utilities — 0.6%
83	American Water Works Co., Inc.	2,499
	Total Utilities	18,311
	Total Common Stocks	418,338
	(Cost $394,798)
	Short-Term Investment — 1.7%
	Investment Company — 1.7%
7,462	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m)	7,462
	(Cost $7,462)
	Total Investments — 99.7%	425,800
	(Cost $402,260)
	Other Assets in Excess of Liabilities — 0.3%	1,077
	NET ASSETS — 100.0%	$ 426,877

	Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Directors and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)
Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Directors. The Fund owns fair valued securities with a value of approximately $3,208,000 which amounts to 0.8% of total investments.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Directors and may be difficult to sell.
(l)	The rate shown is the current yield as of September 30, 2011.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$53,567
Aggregate gross unrealized depreciation	-30,027
Net unrealized appreciation/depreciation	$23,540
Federal income tax cost of investments	$402,260

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
	Quoted prices	Other significant observable inputs
Investments in Securities
Common Stocks
Consumer Discretionary	$37,738	$–	$–	$37,738
Consumer Staples	20,773	–	–	20,773
Energy	52,597	–	–	52,597
Financials	112,019	–	3,208	115,227
Health Care	66,530	–	–	66,530
Industrials	32,891	–	–	32,891
Information Technology	47,044	–	–	47,044
Materials	12,862	–	–	12,862
Telecommunication Services	14,365	–	–	14,365
Utilities	18,311	–	–	18,311
Total Common Stocks	415,130	–	3,208	418,338
Short-Term Investment
Investment Company	7,462	–	–	7,462
Total Investments in Securities	$422,592	$–	$3,208	$425,800

There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 6/30/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization/ (accretion)	Purchases1	Sales2	Transfers into Level 3	Transfers out of Level 3	Balance as of 9/30/11
Investments in Securities
Common Stocks — Financials	$ 3,116	$ -	$ 92	$ -	$ -	$ -	$ -	$ -	$ 3,208
Total	$ 3,116	$ -	$ 92	$ -	$ -	$ -	$ -	$ -	$ 3,208

1 Purchases include all purchases of securities and securities received in corporate actions.
2 Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at September 30, 2011, which were valued using significant unobservable inputs
(Level 3), amounted to approximately $92,000.

ITEM 2.  Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There was no change in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.
(a)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Value Opportunities Fund, Inc.

By       /s/Jeffrey L. Steele
           Jeffrey L. Steele, President and Principal Executive Officer

Date: November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Jeffrey L. Steele
            Jeffrey L. Steele, President and Principal Executive Officer

Date: November 29, 2011

 By      /s/ Michael W. Stockton
    Michael W. Stockton, Principal Financial Officer,
           Senior Vice President and Treasurer

Date: November 29, 2011